Prepaid Expenses and Other Current Assets	12 Months Ended
Sep. 30, 2023
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	September 30, 2023	September 30, 2022
Other receivable (1)	$28,852	$131,449
Advance to suppliers (2)	803,745	156,491
Deferred initial public offering costs	-	701,396
Others	60,000	-
Prepaid expenses and other current assets	$892,597	$989,336

(1)	Other receivables primarily include advances to employees for business development, rental security deposit for the Company’s office lease and VAT tax refunds receivables and balances to be collected from third-party entities that do not relate to the Company’s normal sales activities.
(2)	Advance to suppliers consists of advances to suppliers for purchasing of raw materials that have not been received.